Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Parenthetical) (Detail) - Investments quoted in active markets [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-Government debt instruments [member]
Split of scheme assets [line items]
Scheme assets	€ 845	€ 831
Government debt instruments [member]
Split of scheme assets [line items]
Scheme assets	€ 751	€ 582